Summary of Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012 BankingCenter Segment	Dec. 31, 2011	Dec. 31, 2010
Summary of Significant Accounting Policies (Textual) [Abstract]
Number of stock option require to purchase common stock	29,760	29,760	39,945
Summary of Significant Accounting Policies (Additional Textual) [Abstract]
Number of operating industry segment	1
Number of banking centers	16
Cash reserve requirement	$ 0	$ 400,000
Loan held for sale maximum period	3 days
Amount of other real state owned	25,000	10,000
Impairment on goodwill	0	0
Advertising expenses	190,000	175,000	169,000
Stock-based compensation expenses	0	0	0
Income tax recognized related to stock based compensation	0	0	0
Unrecognized compensation cost related to unvested share-based compensation awards granted	0
Stock option granted	0	0	0
Investment in FHLB, Impairment Charges	0	0
Prior Period Reclassification Adjustment Effect	$ 0
Stock Options [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Common stock purchase price	$ 18.00	$ 18.00
Maximum [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Cash and cash equivalents, amounts due from banks and federal fund sold, maturity period	90 days
Maximum [Member] | Stock Options [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Common stock purchase price			$ 18.00
Minimum [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Cash and cash equivalents, amounts due from banks and federal fund sold, maturity period	1 day
Minimum [Member] | Stock Options [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Common stock purchase price			$ 15.00
Buildings [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Estimated useful life of individual assets	40 years
Buildings [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Estimated useful life of individual assets	20 years
Equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Estimated useful life of individual assets	10 years
Equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Estimated useful life of individual assets	3 years